DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS - Country Risk and Cash Concentration (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Cash and cash equivalents balances	¥ 60,167,232	$ 8,474,377	¥ 54,980,199
Cash and cash equivalents | Credit concentration risk, customers or financial institutions
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Cash and cash equivalents balances	60,167,232		54,980,199
Cash and cash equivalents | Credit concentration risk, customers or financial institutions | PRC
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Cash and cash equivalents balances	50,134,524		47,841,466
Cash and cash equivalents | Credit concentration risk, customers or financial institutions | PRC | Denominated in Renminbi ("RMB")
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Cash and cash equivalents balances	50,134,377		47,841,321
Cash and cash equivalents | Credit concentration risk, customers or financial institutions | PRC | Denominated in U.S. Dollar ("USD")
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Cash and cash equivalents balances	147		145
Cash and cash equivalents | Credit concentration risk, customers or financial institutions | HKSAR
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Cash and cash equivalents balances	10,032,708		7,138,733
Cash and cash equivalents | Credit concentration risk, customers or financial institutions | HKSAR | Denominated in U.S. Dollar ("USD")
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Cash and cash equivalents balances	10,031,910		7,136,019
Cash and cash equivalents | Credit concentration risk, customers or financial institutions | HKSAR | Denominated in Hong Kong Dollar ("HKD")
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Cash and cash equivalents balances	¥ 798		¥ 2,714